SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

On July 12, 2024, the Group has made the strategic decision to adjust the timeline for the launch of its North Carolina manufacturing facility, which is now expected to begin production in 2028. This decision will allow the Group to optimize its capital allocation and manage its short-term spending more effectively, focusing more resources on supporting near-term growth targets and strengthening existing operations.

There are no other matters or circumstances that have arisen since the unaudited interim condensed consolidated balance sheet date that requires disclosure in consolidated financial statements of the Group.

26.SUBSEQUENT EVENTS

In January 2024, the Group completed the acquisition of VinES JSC, an affiliate, with no consideration from the Company’s General Director.The acquisition of VinES is intended to provide security to the Group’s battery supply, improve battery cost optimization and expand our access to external partners for the latest battery technologies.

There are no other matters or circumstances that have arisen since the consolidated balance sheet date that requires disclosure in consolidated financial statements of the Group.